OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of operations of the Company's reportable segments

For the three month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 2,083,458	$ 260,645	$ -	$ 2,344,103
Net income / (loss)	$ 422,006	$ 63,109	$ (743,312)	$ (258,197)

For the six month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 4,464,541	$ 411,164	$ -	$ 4,875,705
Net income / (loss)	$ (342,884)	$ (450,135)	$ 108,751	$ (684,268)

As of June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 3,437,240	$ 1,424,294	$ 150,175	$ 5,417,122
Property, plant and equipment
under construction	$ 5,138	$ 351,857	$ -	$ 356,995
Property, plant and equipment	$ 221,751	$ 860,779	$ -	$ 1,082,530
Accounts receivable	$ 1,404,038	$ 134,900	$ 405,413	$ 1,538,938
Inventories	$ 2,192,467	$ 10,192	$ -	$ 2,202,659

For the three month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 2,931,954	$ 122,893	$ -	$ 3,054,847
Net loss	$ (804,195)	$ (291,326)	$ (2,792,646)	$ (3,888,167)

For the six month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 4,922,176	$ 178,409	$ -	$ 5,100,585
Net loss	$ (2,478,004)	$ (682,952)	$ (3,861,840)	$ (7,022,796)

As of December 31, 2011
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 4,329,986	$ 1,551,848	$ 623,192	$ 6,505,026
Property, plant and equipment
under construction	$ -	$ 198,416	$ -	$ 198,416
Property, plant and equipment	$ 328,489	$ 943,500	$ -	$ 1,271,989
Accounts receivable	$ 1,028,720	$ 176,014	$ -	$ 1,204,734
Inventories	$ 2,393,507	$ 37,520	$ -	$ 2,431,027